Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of acquired intangible asset
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Copyrights*	579,722	8,955,000	1,404,552
Customer relationship*	26,099,600	25,502,800	4,000,000
Non-compete agreements**	64,370,622	42,200,000	6,618,881
Technology know-hows**	14,709,556	2,852,016	447,327
Subtotal	105,759,500	79,509,816	12,470,760
Less: accumulated amortization	(64,517,409)	(51,628,879)	(8,097,760)
Intangible assets, net	41,242,091	27,880,937	4,373,000

Schedule of estimated amortization
Twelve months ending December 31,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2022	8,737,103	1,370,376
2023	8,737,103	1,370,376
2024	7,143,178	1,120,376
2025	3,263,553	511,872
Thereafter	—	—
Total	27,880,937	4,373,000